Segment Information (Earnings) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Premiums									$ 21,934	$ 21,384	$ 20,475
Universal life and investment-type product policy fees									2,584	2,466	2,363
Net investment income									11,577	11,893	11,785
Other revenues									1,536	1,808	1,699
Net investment gains (losses)									259	143	48
Net derivative gains (losses)									881	1,037	(1,070)
Total revenues	$ 9,304	$ 10,772	$ 8,833	$ 9,862	$ 10,585	$ 9,857	$ 9,252	$ 9,037	38,771	38,731	35,300
Expenses
Policyholder benefits and claims and policyholder dividends									25,791	25,095	24,237
Interest credited to policyholder account balances									2,183	2,174	2,253
Capitalization of DAC									(482)	(424)	(562)
Amortization of DAC and VOBA									742	695	261
Interest expense on debt									122	151	153
Other expenses									5,876	5,649	6,136
Total expenses	8,480	9,637	7,945	8,170	9,224	8,017	8,210	7,889	34,232	33,340	32,478
Provision for income tax expense (benefit)									1,782	1,532	681
Income (loss) from continuing operations, net of income tax	$ 631	$ 268	$ 668	$ 1,190	$ 979	$ 1,303	$ 749	$ 828	2,757	3,859	2,141
U.S.
Expenses
Amortization of DAC and VOBA									59	54	54
MetLife Holdings
Expenses
Amortization of DAC and VOBA									631	551	232
Corporate & Other
Expenses
Amortization of DAC and VOBA									52	90	(25)
Operating Segments
Revenues
Premiums									21,934	21,384	20,475
Universal life and investment-type product policy fees									2,484	2,412	2,296
Net investment income									12,033	12,365	12,217
Other revenues									1,536	1,808	1,699
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									37,987	37,969	36,687
Expenses
Policyholder benefits and claims and policyholder dividends									25,727	25,050	24,227
Interest credited to policyholder account balances									2,179	2,163	2,236
Capitalization of DAC									(482)	(424)	(562)
Amortization of DAC and VOBA									630	579	491
Interest expense on debt									122	150	150
Other expenses									5,873	5,655	6,105
Total expenses									34,049	33,173	32,647
Provision for income tax expense (benefit)									1,573	1,322	1,116
Operating earnings									2,365	3,474	2,924
Operating Segments | U.S.
Revenues
Premiums									17,340	16,771	15,969
Universal life and investment-type product policy fees									941	907	899
Net investment income									6,037	5,927	5,704
Other revenues									729	702	675
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									25,047	24,307	23,247
Expenses
Policyholder benefits and claims and policyholder dividends									18,384	17,825	17,134
Interest credited to policyholder account balances									1,212	1,164	1,240
Capitalization of DAC									(71)	(78)	(75)
Amortization of DAC and VOBA									59	54	54
Interest expense on debt									5	12	11
Other expenses									2,724	2,639	2,486
Total expenses									22,313	21,616	20,850
Provision for income tax expense (benefit)									981	954	844
Operating earnings									1,753	1,737	1,553
Operating Segments | MetLife Holdings
Revenues
Premiums									4,527	4,523	4,450
Universal life and investment-type product policy fees									1,294	1,257	1,139
Net investment income									5,902	6,105	5,936
Other revenues									135	407	306
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									11,858	12,292	11,831
Expenses
Policyholder benefits and claims and policyholder dividends									7,218	7,102	6,967
Interest credited to policyholder account balances									933	966	963
Capitalization of DAC									(409)	(325)	(481)
Amortization of DAC and VOBA									527	467	390
Interest expense on debt									4	8	7
Other expenses									1,825	1,709	2,229
Total expenses									10,098	9,927	10,075
Provision for income tax expense (benefit)									555	762	566
Operating earnings									1,205	1,603	1,190
Operating Segments | Corporate & Other
Revenues
Premiums									67	90	56
Universal life and investment-type product policy fees									249	248	258
Net investment income									94	333	577
Other revenues									672	699	718
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									1,082	1,370	1,609
Expenses
Policyholder benefits and claims and policyholder dividends									125	123	126
Interest credited to policyholder account balances									34	33	33
Capitalization of DAC									(2)	(21)	(6)
Amortization of DAC and VOBA									44	58	47
Interest expense on debt									113	130	132
Other expenses									1,324	1,307	1,390
Total expenses									1,638	1,630	1,722
Provision for income tax expense (benefit)									37	(394)	(294)
Operating earnings									(593)	134	181
Significant Reconciling Items
Revenues
Premiums									0	0	0
Universal life and investment-type product policy fees									100	54	67
Net investment income									(456)	(472)	(432)
Other revenues									0	0	0
Net investment gains (losses)									259	143	48
Net derivative gains (losses)									881	1,037	(1,070)
Total revenues									784	762	(1,387)
Expenses
Policyholder benefits and claims and policyholder dividends									64	45	10
Interest credited to policyholder account balances									4	11	17
Capitalization of DAC									0	0	0
Amortization of DAC and VOBA									112	116	(230)
Interest expense on debt									0	1	3
Other expenses									3	(6)	31
Total expenses									183	167	(169)
Provision for income tax expense (benefit)									$ 209	$ 210	$ (435)